Supplement to the
Fidelity Advisor® Balanced Fund
Class A, Class T, Class C, Class I and Class Z
October 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) has managed the fund since July 2013. Ford O'Neil (co-manager) has managed the fund since July 2015 and, prior to that from September 2001 to January 2015. Peter Dixon (co-manager) has managed the fund since November 2015. John Mirshekari (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

AIG-16-02 1.744347.141	November 10, 2016

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Edward Yoon (co-manager) has managed the fund since October 2012.

Christopher Lin (co-manager) has managed the fund since May 2016.

John Mirshekari (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Rayna Lesser found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lin is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

MC-16-03 1.756202.139	November 10, 2016

Supplement to the
Fidelity® Stock Selector Mid Cap Fund
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Edward Yoon (co-manager) has managed the fund since October 2012.

Christopher Lin (co-manager) has managed the fund since May 2016.

John Mirshekari (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Rayna Lesser found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lin is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

SKD-16-02 1.952090.104	November 10, 2016

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class I
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Edward Yoon (co-manager) has managed the fund since October 2012.

Christopher Lin (co-manager) has managed the fund since May 2016.

John Mirshekari (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Rayna Lesser found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lin is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

MCI-16-02 1.756201.132	November 10, 2016